Employee Stock-based Compensation and Benefit Plans	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Stock-based Compensation and Benefit Plans

7. EMPLOYEE STOCK-BASED COMPENSATION AND BENEFIT PLANS

Plans

The Company’s stock-based compensation program is a long-term retention program that is intended to attract and reward talented employees and align stockholder and employee interests. As of December 31, 2016, the Company had one stock-based compensation plan under which it was granting equity awards. The Company is currently granting stock-based awards from its 2014 Equity Incentive Plan (the “2014 Plan”). In December 2014, the Company’s Board of Directors approved the 2015 Employee Stock Purchase Plan (the “2015 ESPP”), which was approved by stockholders at the Company’s Annual Meeting of Stockholders held on May 28, 2015. The 2015 ESPP has replaced the Company’s Amended and Restated 2005 Employee Stock Purchase Plan (as amended, the “2005 ESPP”). In connection with certain of the Company’s acquisitions, the Company has assumed certain plans from acquired companies. The Company’s Board of Directors has provided that no new awards will be granted under the Company’s acquired stock plans. The Company’s superseded and expired stock plans include the Amended and Restated 2005 Equity Incentive Plan and the 2005 ESPP.

Under the terms of the 2014 Plan, the Company is authorized to grant incentive stock options (“ISOs”), non-qualified stock options (“NSOs”), non-vested stock, non-vested stock units, stock appreciation rights (“SARs”), and performance units and to make stock-based awards to full and part-time employees of the Company and its subsidiaries or affiliates, where legally eligible to participate, as well as to consultants and non-employee directors of the Company. SARs and ISOs are not currently being granted. Currently, the 2014 Plan provides for the issuance of 29,000,000 shares of common stock. In addition, shares of common stock underlying any awards granted under the Company’s Amended and Restated 2005 Equity Incentive Plan, as amended, that are forfeited, canceled or otherwise terminated (other than by exercise) are added to its shares of common stock available for issuance under the 2014 Plan. Under the 2014 Plan, NSOs must be granted at exercise prices no less than fair market value on the date of grant. Non-vested stock awards may be granted for such consideration in cash, other property or services, or a combination thereof, as determined by the Company’s Compensation Committee of its Board of Directors. Stock-based awards are generally exercisable or issuable upon vesting. The Company’s policy is to recognize compensation cost for awards with only service conditions and a graded vesting schedule on a straight-line basis over the requisite service period for the entire award. As of December 31, 2016, there were 20,068,672 shares of common stock reserved for issuance pursuant to the Company’s stock-based compensation plans, including authorization under its 2014 Plan to grant stock-based awards covering 15,584,300 shares of common stock.

Under the 2015 ESPP, all full-time and certain part-time employees of the Company are eligible to purchase common stock of the Company twice per year at the end of a six-month payment period (a “Payment Period”). During each Payment Period, eligible employees who so elect may authorize payroll deductions in an amount no less than 1% nor greater than 10% of his or her base pay for each payroll period in the Payment Period. At the end of each Payment Period, the accumulated deductions are used to purchase shares of common stock from the Company up to a maximum of 12,000 shares for any one employee during a Payment Period. Shares are purchased at a price equal to 85% of the fair market value of the Company’s common stock, on either the first business day of the Payment Period or the last business day of the Payment Period, whichever is lower. Employees who, after exercising their rights to purchase shares of common stock in the 2015 ESPP, would own shares representing 5% or more of the voting power of the Company’s common stock, are ineligible to continue to participate under the 2015 ESPP. The 2015 ESPP provides for the issuance of a maximum of 16,000,000 shares of common stock. As of December 31, 2016, 3,872,661 shares had been issued under the 2005 ESPP. As of December 31, 2016, 974,830 shares have been issued under the 2015 ESPP. The Company recorded stock-based compensation costs related to its employee stock purchase plans of $7.5 million, $6.5 million and $4.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company used the Black-Scholes model to estimate the fair value of its Employee Stock Purchase Plan awards with the following weighted-average assumptions:

	Year Ended	Year Ended
	December 31, 2016	December 31, 2015
Expected volatility factor	0.27-0.41	0.35
Risk free interest rate	0.25%-0.42%	0.25%
Expected dividend yield	0%	0%
Expected life (in years)	0.5	0.5

The Company determined the expected volatility factor by considering the implied volatility in six-month market-traded options of the Company’s common stock based on third party volatility quotes. The Company’s decision to use implied volatility was based upon the availability of actively traded options on the Company’s common stock and its assessment that implied volatility is more representative of future stock price trends than historical volatility. The risk-free interest rate was based on a U.S. Treasury instrument whose term is consistent with the expected term of the stock options. The Company’s expected dividend yield input was zero as it has not historically paid, nor expects in the future to pay, cash dividends on its common stock. The expected term is based on the term of the purchase period for grants made under the ESPP.

Expense Information under the Authoritative Guidance

As required by the authoritative guidance, the Company estimates forfeitures of stock awards and recognizes compensation costs only for those awards expected to vest. Forfeiture rates are determined based on historical experience. The Company also considers whether there have been any significant changes in facts and circumstances that would affect its forfeiture rate quarterly. Estimated forfeitures are adjusted to actual forfeiture experience as needed. The Company recorded stock-based compensation costs, related deferred tax assets and tax benefits of $152.7 million, $53.5 million and $64.7 million, respectively, in 2016, $128.3 million, $40.2 million and $50.5 million, respectively, in 2015 and $153.9 million, $34.7 million and $39.8 million, respectively, in 2014.

The detail of the total stock-based compensation recognized by income statement classification is as follows (in thousands):

Income Statement Classifications	2016	2015	2014
Cost of services and maintenance revenues	$2,179	$1,924	$1,890
Research and development	38,578	38,910	49,026
Sales, marketing and services	48,514	45,041	57,550
General and administrative	63,468	42,387	45,476

Total	$152,739	$128,262	$153,942

Non-vested Stock Units

Performance, Market Performance and Service Condition Stock Units

In January 2016, the Company granted its Chief Executive Officer 220,235 non-vested stock units that vest based on certain target performance conditions; and in March 2016, the Company granted senior level employees 234,816 non-vested stock units that vest based on certain target performance conditions. The attainment level under the awards will be based on the Company’s compound annualized total return to stockholders over a three-year performance period, with 100% of such stock units earned if the Company achieves total shareholder return of 10% over the performance period. Further, if the Company achieves annualized total shareholder return of less than 10% during the performance period, the awardees may earn all or a portion of the target award, but not in excess of 100% of such stock units, depending upon the Company’s relative total shareholder return compared to companies listed in the S&P Computer Software Select Index. If the Company’s compound annualized total shareholder return is 5% or above, the number of non-vested stock units earned will be based on interpolation, with the maximum number of non-vested stock units earned capped at 200% of the target number of non-vested stock units for a compound annualized total return to stockholders of 30% over a three-year performance period as set forth in the award agreement. Within sixty days following an interim measurement period of 18 months, the Compensation Committee will determine the number of restricted stock units that would be deemed earned based on performance to date, and up to 33% of the target award may be earned based on such performance; however, any stock units that are deemed earned will remain subject to continued service vesting until the end of the three-year performance period, or a change in control, if earlier. Within sixty days following the conclusion of the performance period, the Company’s Compensation Committee will determine the number of restricted stock units that would vest upon the final day of the performance period based on the Company’s performance during the period and in accordance with the terms of the award. On the vesting date, the greater of the full period restricted stock units, or the interim earned restricted stock units, will vest in one installment.

In March 2015 and 2014, the Company granted senior level employees non-vested stock unit awards representing, in the aggregate, 393,464 and 378,022 non-vested stock units that vest based on certain target market performance and service conditions. The number of non-vested stock units underlying each award will be determined within sixty days of the calendar year following the end of a three-year performance period ending December 31, 2017 for the March 2015 awards and December 31, 2016 for the March 2014 awards. The attainment level under the award will be based on the Company’s total return to stockholders over the performance period compared to the return on the Nasdaq Composite Total Return Index (the “XCMP”). If the Company’s return is positive and meets or exceeds the indexed return, the number of non-vested stock units earned will be based on interpolation, with the maximum number of non-vested stock units earned pursuant to the award capped at 200% of the target number of non-vested stock units set forth in the award agreement if the Company’s return exceeds the indexed return by 40% or more. If the Company’s return over the performance period is positive but underperforms the index, a number of non-vested stock units will be issued, below the target award, based on interpolation; however, no non-vested stock units will be issued if the Company’s return underperforms the index by more than 20% over the performance period. In the event the Company’s return to stockholders is negative but still meets or exceeds the indexed return, only 75% of the target award shall be issued. If the awardee is not employed by the Company at the end of the performance period; the extent to which the awardee will vest in the award, if at all, is dependent upon the timing and character of the termination as provided in the award agreement. Each non-vested stock unit, upon vesting, represents the right to receive one share of the Company’s common stock. The performance metric under the March 2014 award was met, therefore awards vested as of December 31, 2016.

The market condition requirements are reflected in the grant date fair value of the award, and the compensation expense for the award will be recognized assuming that the requisite service is rendered regardless of whether the market conditions are achieved. The grant date fair value of the non-vested performance stock unit awards was determined through the use of a Monte Carlo simulation model, which utilized multiple input variables that determined the probability of satisfying the market condition requirements applicable to each award as follows:

	March 2016 Grant	January 2016 Grant	March 2015 Grant	March 2014 Grant
Expected volatility factor	0.29 - 0.39	0.29 - 0.37	0.14 - 0.29	0.19 - 0.38
Risk free interest rate	0.91%	1.10%	0.85%	0.81%
Expected dividend yield	0%	0%	0%	0%

For the March 2016 and January 2016 grants, the range of expected volatilities utilized was based on the historical volatilities of the Company’s common stock and the average of its peer group. The Company chose to use historical volatility to value these awards because historical stock prices were used to develop the correlation coefficients between the Company and its peer group in order to model the stock price movements. The volatilities used were calculated over a 3.00 year period, which is commensurate with the awards’ performance period at the date of grant. The risk free interest rate was based on the implied yield available on U.S. Treasury zero-coupon issues with remaining terms equivalent to the performance period. The Company does not intend to pay dividends on its common stock in the foreseeable future. Accordingly, the Company used a dividend yield of zero in its model. The estimated fair value of each award as of the date of grant was $66.18 for the March 2016 grant and $49.68 for the January 2016 grant.

For the March 2015 and March 2014 grants, the range of expected volatilities utilized was based on the historical volatilities of the Company’s common stock and the XCMP. The Company chose to use historical volatility to value these awards because historical stock prices were used to develop the correlation coefficients between the Company and the XCMP in order to model the stock price movements. The volatilities used were calculated over the most recent 2.76 year period, which is commensurate with the awards’ performance period at the date of grant. The risk free interest rate was based on the implied yield available on U.S. Treasury zero-coupon issues with remaining terms equivalent to the performance period. The Company does not intend to pay dividends on its common stock in the foreseeable future. Accordingly, the Company used a dividend yield of zero in its model. The estimated fair value of each award as of the date of grant was $61.01 for the March 2015 grant and $56.94 for the March 2014 grant.

Service Based Stock Units

The Company also awards senior level employees, certain other employees and new non-employee directors, non-vested stock units granted under the 2014 Plan that vest based on service. The majority of these non-vested stock unit awards generally vest 33.33% on each anniversary subsequent to the date of the award. The Company also assumes non-vested stock units in connection with certain of its acquisitions. The assumed awards have the same three year vesting schedule. Each non-vested stock unit, upon vesting, represents the right to receive one share of the Company’s common stock. In addition, the Company awards non-vested stock units to all of its continuing non-employee directors. These awards vest monthly in 12 equal installments based on service and, upon vesting, each stock unit represents the right to receive one share of the Company’s common stock.

Performance Stock Units

During 2015, the Company awarded certain senior level employees non-vested performance stock units granted under the 2014 Plan. The number of non-vested stock units underlying each award will be determined within sixty days of the calendar year following completion of the one-year performance period ending December 31, 2016 and will be based on achievement of a specific corporate financial performance goal determined at the time of the award. The number of non-vested stock units issued will be based on a graduated slope, with the maximum number of non-vested stock units issuable pursuant to the award capped at 100% of the base number of non-vested stock units set forth in the award agreement. The Company is required to estimate the attainment expected to be achieved related to the defined performance goals and the number of non-vested stock units that will ultimately be awarded in order to recognize compensation expense over the vesting period. Each non-vested stock unit, upon vesting, represents the right to receive one share of the Company’s common stock. If the performance goals are not met, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. The financial performance goal under these awards was met as of December 31, 2016.

The following table summarizes the Company’s non-vested stock unit activity for the year ended December 31, 2016:

	Number of Shares	Weighted-Average Fair Value at Grant Date
Non-vested stock units at December 31, 2015	5,147,926	$65.00
Granted	2,538,589	76.27
Vested	(2,472,217)	66.25
Forfeited	(822,462)	65.59

Non-vested stock units at December 31, 2016	4,391,836	70.67

For the years ended December 31, 2016, 2015 and 2014, the Company recognized stock-based compensation expense of $135.7 million, $117.9 million and $128.5 million, respectively, related to non-vested stock units. The fair value of the non-vested stock units released in 2016, 2015, and 2014 was $163.8 million, $132.9 million and $118.3 million, respectively. As of December 31, 2016, there was $223.4 million of total unrecognized compensation cost related to non-vested stock units. The unrecognized cost is expected to be recognized over a weighted-average period of 2.06 years.

Non-vested Stock

During 2016 and 2015, the Company granted non-vested stock awards of 118,588 and 102,851 shares to certain executive officers which typically vest between one to three years from the date of grant, subject to the holder’s continued employment with the Company. Non-vested stock is issued and outstanding upon grant; however, award holders are restricted from selling the shares until they vest. If the vesting conditions are not met, the award will be forfeited. Compensation expense is measured based on the closing market price of the Company’s common stock at the date of grant and is recognized on a straight-line basis over the vesting period. For the years ended December 31, 2016 and 2015, the Company recognized $9.6 million and $1.4 million of stock-based compensation expense related to these awards. At December 31, 2016, there was approximately $5.3 million of total unrecognized compensation expense related to these awards, which is expected to be recognized over a weighted average period of 2.00 years.

Benefit Plan

The Company maintains a 401(k) benefit plan allowing eligible U.S.-based employees to contribute up to 90% of their annual eligible earnings to the plan on a pretax and after-tax basis, including Roth contributions, limited to an annual maximum amount as set periodically by the IRS. The Company, at its discretion, may contribute up to $0.50 for each dollar of employee contribution. The Company’s total matching contribution to an employee is typically made at 3% of the employee’s annual compensation. The Company’s matching contributions were $14.0 million, $12.1 million and $11.1 million in 2016, 2015 and 2014, respectively. Prior to June 2015, the Company’s contributions vested over a four-year period at 25% per year. Effective in June 2015, all matching contributions vest immediately.